Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented information

25.  Segmented information

The Company reports segment information based on internal reports used by the chief operating decision maker ("CODM") to make operating and resource decisions and to assess performance. The CODM is the Chief Executive Officer of the Company. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.